Taxation (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION [Abstract]
Components of income before income taxes

	Year ended December 31,
	2016	2017	2018
Income /(loss) before income tax expense
Income /(loss) from China operations	$(88,440)	$(75,893)	$(33,091)
Income /(loss) from non-China operations	(5,461)	(120,962)	(47,700)

Total income /(loss) before income tax expense	$(93,901)	$(196,855)	$(80,791)

Income tax expense applicable to China operations
Current tax	$13,635	$57,413	$15,040
Deferred tax	8,500	380	49,598

Subtotal income tax expense applicable to China operations	22,135	57,793	64,638
Non China income tax expense/(benefit)	(2,134)	214,737	(78,539)
Non China withholding tax expense	1,071	618	469

Total income tax expense	$21,072	$273,148	$(13,432)

Combined effects of the income tax exemption and reduction available

	Year Ended December 31,
	2016	2017	2018
Tax holiday effect	$30,872	$17,736	$28,385
Basic net income per share effect	0.80	0.46	0.73

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate

	Year Ended December 31,
	2016	2017	2018
Statutory Rate:	35%	35%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	33%	9%	35%
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	(3%)	(11%)	4%
Effect of withholding taxes (2)	(4%)	(2%)	(65%)
Changes in valuation allowance for deferred tax assets	(91%)	(57%)	(69%)
Others	8%	(2%)	(4%)

	(22%)	(28%)	(74%)

Note (1): The reversal of income tax for preferential income tax rates that Changyou’s and Sogou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2016, 2017 and 2018 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.

Note (2): The change was mainly due to additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for Changyou’s PRC subsidiaries with respect to their distribution of cash dividends. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s Board of Directors on April 5, 2018.

Deferred tax assets and liabilities

	As of December 31,
	2017	2018
Deferred tax assets:
Net operating loss from operations	$245,534	$270,807
Accrued bonus and commissions	25,164	26,704
Intangible assets transfer	538	286
Others	10,307	14,784

Total deferred tax assets	281,543	312,581
Less: Valuation allowance	(256,347)	(285,225)

Net deferred tax assets	$25,196	$27,356

Deferred tax liabilities
Withholding tax for Dividend	$(30,992)	$(79,824)
Deferred U.S. tax	(5,498)	0
Intangible assets from business acquisitions	(1,247)	(1,087)
Others	(5,655)	(4,353)

Total deferred tax liabilities	$(43,392)	$(85,264)

Movement of the valuation allowance

	For the Year Ended December 31,
	2016	2017	2018
Beginning balance	$153,559	216,174	256,347
Provision for the year	83,078	66,092	49,529
Reversal for the year	(10,952)	(39,004)	(8,253)
Foreign currency translation adjustment	(9,511)	13,085	(12,398)

Ending balance	$216,174	256,347	285,225

Uncertain tax positions

	As of December 31,
	2016	2017	2018
Beginning balance	$39,244	$32,682	$31,138
Decreases related to prior year tax positions	(6,649)	(1,544)	(1,190)
Increases related to current year tax positions	87	0	144,414

Ending balance	$32,682	$31,138	$174,363